Assets for Rights of Use and Lease Liabilities - Summary of Carrying Amounts of Lease Liabilities (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Details Of Quantitative Information About Lease Liabilities [Line Items]
Beginning balance	€ 36,406	€ 38,977
Additions to liabilities	2,478	3,310
Interest on lease liabilities	1,739	1,911	€ 1,341
Lease payments	(6,550)	(7,757)
Others	(190)
Translation differences	(779)	(35)
Ending balance	33,104	36,406	38,977
Buildings
Details Of Quantitative Information About Lease Liabilities [Line Items]
Beginning balance	30,912	33,463
Additions to liabilities	1,106	0
Interest on lease liabilities	1,535	1,633
Lease payments	(4,006)	(4,149)
Others	(201)
Translation differences	(745)	(35)
Ending balance	28,601	30,912	33,463
Vehicles
Details Of Quantitative Information About Lease Liabilities [Line Items]
Beginning balance	1,054	1,514
Additions to liabilities	0	1,084
Interest on lease liabilities	46	95
Lease payments	(683)	(1,639)
Others	0
Translation differences	0	0
Ending balance	417	1,054	1,514
Other assets
Details Of Quantitative Information About Lease Liabilities [Line Items]
Beginning balance	4,440	4,000
Additions to liabilities	1,372	2,226
Interest on lease liabilities	158	183
Lease payments	(1,861)	(1,969)
Others	11
Translation differences	(34)	0
Ending balance	€ 4,086	€ 4,440	€ 4,000